Transactions with Related Parties, Central Mare (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Due from related parties	$ 0		$ 600
Due to related parties	11,295		139
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Fees and expenses	180	$ 180
Due from related parties	1,187		1,037
EUA's collected from charterers	1,187		1,037
Due to related parties	12,457
Related Party [Member] | CSI [Member]
Transactions with Related Parties [Abstract]
Fees and expenses	2,845	$ 2,466
Due to related parties	$ 25		$ 437